Regulatory Matters - Bank's actual capital amounts and ratios (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Regulatory Matters [Abstract]
Total risk-based capital (to risk-weighted assets), Actual Amount	$ 41,631	$ 40,252
Total risk-based capital (to risk-weighted assets), Actual Ratio	19.15%	18.81%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Amount	$ 17,387	$ 17,119
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,734	$ 21,399
Total risk-based capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 38,912	$ 37,574
Tier I capital (to risk-weighted assets), Actual Ratio	17.90%	17.56%
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Amount	$ 13,040	$ 8,560
Tier I capital (to risk-weighted assets), Minimum Capital Requirement Ratio	6.00%	4.00%
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,387	$ 12,839
Tier I capital (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	6.00%
Common equity Tier I (to risk-weighted assets), Actual Amount	$ 38,912
Common equity Tier I (to risk-weighted assets), Actual Ratio	17.90%
Common equity Tier I (to risk-weighted assets), Minimum Capital Requirement Amount	$ 9,780
Common equity Tier I (to risk-weighted assets), Minimum Capital Requirement Ratio	4.50%
Common equity Tier I (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 14,127
Common equity Tier I (to risk-weighted assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%
Tier I capital (to average assets) Actual Amount	$ 38,912	$ 37,574
Tier I capital (to average assets), Actual Ratio	12.82%	12.25%
Tier I capital (to average assets), Minimum Capital Requirement Amount	$ 12,139	$ 12,269
Tier I capital (to average assets), Minimum Capital Requirement Ratio	4.00%	4.00%
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 15,174	$ 15,336
Tier I capital (to average assets), Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Tangible capital (to adjusted tangible assets), Actual Amount	$ 38,912	$ 37,574
Tangible capital (to adjusted tangible assets), Actual Ratio	12.82%	12.25%
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Amount	$ 4,552	$ 4,601
Tangible capital (to adjusted tangible assets), Minimum Capital Requirement Ratio	1.50%	1.50%